General	3 Months Ended	12 Months Ended
	Apr. 03, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

1.General

Please see “Our Future Business” below regarding material information and updates that in many material respects superseded and modify the following general business description.

Superconductor Technologies Inc (“STI”) was a leading company in developing and commercializing high temperature superconductor (“HTS”) materials and related technologies. Superconductivity is the unique ability to conduct electricity with little or no resistance when cooled to “critical” temperatures. HTS materials are a family of elements that demonstrate superconducting properties at temperatures significantly warmer than previous superconducting materials. Electric currents that flow through conventional conductors encounter resistance. This resistance requires power to overcome and generates heat. HTS materials can substantially improve the performance characteristics of electrical systems, reduce power loss, and lower heat generation providing extremely high current carrying density and zero resistance to direct current.

We were established in 1987 shortly after the discovery of HTS materials. Our stated objective was to develop products based on these materials for the commercial marketplace.

After analyzing the market opportunities available, we decided to develop products for the utility and telecommunications industries.

Our initial product was completed in 1998 and we began delivery to a number of wireless network providers. In the following 13 years, we continued to refine and improve the platform, with the primary focus on improving reliability, increasing performance and runtime, and most importantly, removing cost from the manufacturing process of the required subsystems. Our cost reducing efforts led to the invention of our proprietary, high-yield and high throughput HTS material deposition manufacturing process.

In early 2018, we announced the concentration of our future HTS Conductus® wire product development efforts on NGEM to capitalize on several accelerating energy megatrends. This refined focus is very synergistic with our program with the Department of Energy (DOE) award for the development of superconducting wire to enable NGEM.

On January 28, 2020, we announced a cost reduction plan for the purpose of aligning our personnel needs and capital requirements as we explored strategic alternatives previously announced. We have maintained operations of our Sapphire Cryocooler cryogenics initiatives while ceasing additional manufacturing of our HTS Conductus wire. The plan also included a 70% employee workforce reduction.

Subsequent to the announcement on January 28, 2020 about our cost reduction plan, we started the process of selling, in separate transactions, assets that we deemed non-essential going forward. The latest such transaction entered into on March 5, 2020, when considered in combination with the prior transactions since January 28, 2020, may be deemed a material definitive purchase agreement for sales of various production, R&D, and testing equipment and selected intellectual property related primarily to our superconducting wire initiative. The aggregate sales prices of the post January 28th transactions was approximately $1,075,000, all sold to purchasers having no affiliation with us.

As a result of these sales, we no longer have the ability to resume HTS wire operations without significant new investments and restructured operations and a new HTS wire business plan, neither of which we currently intend to pursue, as we instead focus our efforts on completing the Merger (as defined below).

Our Future Business

On February 26, 2020, we entered into a definitive merger agreement with Allied Integral United, Inc. (which will change its name to, and is therefore referred herein as, “Clearday”), a privately-held company dedicated to delivering next generation longevity care and wellness services, whereby our wholly-owned subsidiary will merge with and into Clearday in a stock-for-stock transaction with Clearday (the “Merger”), with Clearday surviving and becoming our wholly-owned subsidiary, we will then change our name to Clearday, Inc (the “Merger Agreement”).

As previously disclosed, on May 12, 2020, the Merger Agreement was amended by the parties to (i) add a covenant that the parties shall use their commercially reasonable efforts to cause STI to at all times remain listed on the Nasdaq Capital Market (or higher tier) and that if STI ceases to be listed on the Nasdaq Capital Market then the parties shall (including after the closing of the Merger) use their commercially reasonable efforts to cause STI to become listed on either the Nasdaq Capital Market or the NYSE MKT as promptly as reasonably possible, (ii) remove the conditions to closing the Merger that Nasdaq must determine that all listing deficiencies have been cured and determine to approve the listing of STI’s common stock on the Nasdaq and remove any other provisions in the Merger Agreement of like effect, (iii) extend the “outside date” for the Merger to close until the close of business on September 21, 2020 and (iv) require a customary tax representation letter from STI as a closing condition

As previously disclosed, due to our failure to comply with its listing conditions, the Nasdaq Stock Market notified us that it intended to complete the delisting of our common stock by filing a Form 25 Notification of Delisting with the U.S. Securities and Exchange Commission, which it did on February 2, 2021. Our common stock is no longer listed on a National Securities Exchange. Our stock trades on the OTC QB Market.

As also previously disclosed, we announced that, although the “outside date” of our Merger Agreement with Clearday has expired, both the Company and Clearday intended to finalize an amendment to the Merger Agreement or enter into a new merger agreement and proceed with a business combination. Clearday has informed us that the listing of our common stock on the Nasdaq would not be a condition to the closing of the merger. The parties are negotiating a new merger agreement (instead of an extension to the Merger Agreement) that would result in a similar all stock reverse acquisition of us. However, there is no assurance that the parties will complete such negotiation successfully or conclude the merger or any transaction at all.

Clearday has paid us $120,000 as a good faith, non-refundable, payment to provide us cash flow support as we negotiate a new merger agreement.

As discussed below, on February 26, 2021, we also obtained a Paycheck Protection Program loan of approximately $468,000. We believe these funds will be sufficient to conclude a merger with Clearday, if one can be negotiated and our shareholders approve the transaction by the third quarter of 2021. There is no assurance that this will occur and indeed there are significant risks that it will not occur.

If a merger is consummated with Clearday, of which there is no assurance, the merged company will focus on the development of Clearday’s non-residential daily care service model as well as the continued operation of Clearday’s existing Memory Care America residential memory care facilities. As part of plans to develop and expand its assortment of innovative, non-residential daily care services, Clearday intends to leverage our existing Cryogenic Cooler as an enabling technology for one of its service offerings in the healthcare market.

If a merger is not consummated with Clearday in the near future, we will likely be required to liquidate or declare bankruptcy, in which case there would likely be no payments or value for common stock holders.

Note 1 — The Company

Superconductor Technologies Inc. (together with our subsidiaries, “we” or “us”) was incorporated in Delaware on May 11, 1987. We developed and produced high temperature superconducting (HTS) materials and associated technologies. We have generated more than 100 patents as well as proprietary trade secrets and manufacturing expertise. We are now leveraging our key enabling technologies in HTS materials and cryogenics, to pursue emerging opportunities in the electrical grid and in equipment platforms that utilize electrical circuits. In January 2012, we took possession of a facility in Austin, Texas and have moved our HTS wire processes and our research and development to Austin.

Our initial superconducting products were completed in 1998, and we began delivery to a number of wireless network providers. In the following 13 years, our cost reducing efforts led to the invention of our proprietary, high-yield and high throughput HTS material deposition manufacturing process.

On October 29, 2019, we announced that our Board of Directors, supported by its management team, had commenced a process to explore strategic alternatives focused on maximizing shareholder value.

Strategic alternatives considered included, among others, a strategic investment financing which would allow the company to pursue its current business plan to commercialize the Conductus wire platform, a business combination such as a merger with another party, or a sale of STI.

On January 28, 2020, we announced a cost reduction plan for the purpose of aligning our personnel needs and capital requirements as we explored strategic alternatives previously announced. We will maintain operations of our Sapphire Cryocooler cryogenics initiatives while ceasing additional manufacturing of our HTS Conductus® wire. The plan also included a 70% employee workforce reduction.

On February 26, 2020, we entered into a definitive merger agreement with Allied Integral United, Inc. (which will change its name to, and is therefore referred herein as, “Clearday”), a privately-held company dedicated to delivering next generation longevity care and wellness services, whereby our wholly-owned subsidiary will merge with and into Clearday in a stock-for-stock transaction with Clearday (the “Merger”), with Clearday surviving and becoming our wholly-owned subsidiary, which will then change its name to Clearday, Inc (the “Merger Agreement”).

If a merger is not consummated with Clearday in the near future, we will likely be required to liquidate or declare bankruptcy, in which case there would likely be no payments to common stock holders.

On April 29, 2021, the Company executed a promissory note with Benworth Capital Partners, LLC in the amount of $4,550,000. The original Naples Mortgage was paid off in the amount of $2,739,195 and there were also closing costs of $354,357 which netted the Company proceeds in the amount of $1,456,448. This new loan only has a one-year term as compared to the original mortgage which had a maturity date of 2041. In addition, this is a home equity loan with interest only payments at a fixed interest rate of 9.95%. The loan guaranteed by certain officers and is secured by the memory care facility in located at 2626 Goodlette-Frank Road, Naples, Florida 34105.